Financial Instruments - Financial Assets and Liabilities at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Financial liabilities measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	¥ 79,807	¥ 39,440
Financial liabilities measured at fair value | Contingent considerations
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	71,062	30,569
Financial liabilities measured at fair value | Derivative financial instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	8,745	8,871
Financial liabilities measured at fair value | Measured at fair value through profit or loss
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	7,120
Financial liabilities measured at fair value | Derivative hedging instruments | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,625	3,498
Financial liabilities measured at fair value through profit or loss
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	78,182	35,942
Financial liabilities measured at fair value through profit or loss | Contingent considerations
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		30,569
Financial liabilities measured at fair value through profit or loss | Finance leases
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	179,411	53,149
Financial liabilities measured at fair value through profit or loss | Measured at fair value through profit or loss
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		5,373
Financial liabilities measured at fair value through profit or loss | Trade and Other Payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	327,394	240,259
Financial liabilities not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	6,281,664	1,307,317
Financial liabilities not measured at fair value | Finance leases
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	179,411	53,149
Financial liabilities not measured at fair value | Finance leases | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	179,411
Financial liabilities not measured at fair value | Other
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	23,908	28,247
Financial liabilities not measured at fair value | Other | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	23,908
Financial liabilities not measured at fair value | Trade and Other Payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	327,394	240,259
Financial liabilities not measured at fair value | Trade and Other Payables | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	327,394
Financial liabilities not measured at fair value | Bonds and Loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,750,951	985,662
Financial liabilities not measured at fair value | Bonds and Loans | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,750,951
Financial assets measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	189,024	175,173
Financial assets measured at fair value | Equity instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	168,732	169,814
Financial assets measured at fair value | Derivative financial instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	8,315	3,289
Financial assets measured at fair value | Derivative hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	3,725
Financial assets measured at fair value | Derivative hedging instruments | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial assets		2,527
Financial assets measured at fair value | Measured at fair value through profit or loss
Disclosure of financial assets and liabilities [Line Items]
Financial assets	4,590	762
Financial assets measured at fair value | Other
Disclosure of financial assets and liabilities [Line Items]
Financial assets	504	2,070
Financial assets measured at fair value | Investment in convertible notes
Disclosure of financial assets and liabilities [Line Items]
Financial assets	9,865
Financial assets measured at fair value | Investment in debt securities
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,608
Financial assets measured at fair value through profit or loss
Disclosure of financial assets and liabilities [Line Items]
Financial assets	16,567	2,832
Financial assets not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,470,493	816,678
Financial assets not measured at fair value | Restricted deposits
Disclosure of financial assets and liabilities [Line Items]
Financial assets		87,381
Financial assets not measured at fair value | Other
Disclosure of financial assets and liabilities [Line Items]
Financial assets	26,493	14,528
Financial assets not measured at fair value | Trade and Other Receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	741,907	420,247
Financial assets not measured at fair value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	¥ 702,093	¥ 294,522